UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2007
                                              ------------------------

Check here if Amendment [_]; Amendment Number:
                                              ---------------------------------

     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Emigrant Bancorp, Inc.
Address:     5 East 42nd Street
             New York, New York 10017


Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John R. Hart
Title:       Vice Chairman and Treasurer
Phone:       212-850-4831


Signature, Place, and Date of Signing:

       /s/ John R. Hart           New York, New York           February 11, 2008
       [Signature]                [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          3
Form 13F Information Table Entry Total:                    12
Form 13F Information Table Value Total:                  268,866
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name

   1     28-11238                     New York Private Bank & Trust Corporation
   2     28-11216                     Emigrant Bank
   3     28-11294                     Emigrant Agency, Inc.

FORM 13F INFORMATION TABLE
                12/31/2007
                 COLUMN 1                  COLUMN 2        COLUMN 3       COLUMN 4                   COLUMN 5              COLUMN 6
------------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER               TITLE OF CLASS      CUSIP          VALUE          SHRS OR       SH/      PUT/     INVESTMENT
                                                                          (X$1000)        PRN AMT       PRN      CALL     DISCRETION
Central Bancorp Inc                        Common         152418109    $      943.38        46,818      SH                 Defined
Dime Bancorp Inc                           Common         25429Q110    $       60.35       372,500      SH                 Defined
Mechanical Technology Inc                  Common         583538103    $      123.32       164,426      SH                 Defined
New York Community Bancorp Inc             Common         649445103    $   16,423.24       934,200      SH                 Defined
Wachovia Corp                              Common         929903102    $   70,413.76     1,851,532      SH                 Defined
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                        Common         316773100    $    3,706.68       147,500      SH                 Defined
Merrill Lynch & Co Inc                     Common         590188108    $   53,680.00     1,000,000      SH                 Defined
Molecular Insight Pharmaceuticals Inc      Common         60852M104    $    3,624.00       400,000      SH                 Defined
New York Times Inc                         Common         650111107    $  117,451.00     6,700,000      SH                 Defined
Wachovia Corp                              Common         929903102    $    2,414.22        63,482      SH                 Defined
------------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc                           Common         25429Q110    $        8.10        50,000      SH                 Defined
Lev Pharmaceuticals Inc                    Common         52730C101    $       18.43         9,600      SH                 Defined




FORM 13F INFORMATION TABLE
                12/31/2007
                 COLUMN 1                COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------
           NAME OF ISSUER                 OTHER        VOTING AUTHORITY
                                         MANAGERS    SOLE   SHARED   NONE
Central Bancorp Inc                         1,2,3     X
Dime Bancorp Inc                            1,2,3     X
Mechanical Technology Inc                   1,2,3     X
New York Community Bancorp Inc              1,2,3     X
Wachovia Corp                               1,2,3     X
-----------------------------------------------------------------------------
Fifth Third Bancorp                             1     X
Merrill Lynch & Co Inc                          1     X
Molecular Insight Pharmaceuticals Inc           1     X
New York Times Inc                              1     X
Wachovia Corp                                   1     X
-----------------------------------------------------------------------------
Dime Bancorp Inc                              1,2     X
Lev Pharmaceuticals Inc                       1,2     X


Column 7 Other managers:

 1     28-11238      New York Private Bank & Trust Corporation
 2     28-11216      Emigrant Bank
 3     28-11294      Emigrant Agency, Inc.